Corporate information	6 Months Ended
Jun. 30, 2026
Disclosure Of Basis Of Preparation [Abstract]
Corporate information
1.1 Corporate information

On Holding AG and its consolidated subsidiaries (together "On" or the "Company") is engaged in developing and distributing innovative premium performance sports products. On sells products worldwide through our Wholesale ("WHS") sales channel and our Direct-to-Consumer ("DTC") sales channel (i.e., On's e-commerce platform and On's owned and operated retail stores).
On is a publicly traded company on the New York Stock Exchange, trading under the ticker symbol "NYSE: ONON."
These unaudited interim condensed consolidated financial statements (the “financial statements”) present the financial position and the results of operations of On. On Holding AG is a limited company incorporated in accordance with Swiss law under a private statute and is domiciled at Förrlibuckstrasse 190, Zurich, Switzerland.
The financial statements for the period ended June 30, 2026 were authorized for issuance by the board of directors of the Company on August 11, 2026.
1.2 About the financials

The financial statements as of June 30, 2026 and for the three months and six months ended June 30, 2026 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” (“IAS 34”) as issued by the International Accounting Standards Board ("IASB").
The financial statements are not necessarily indicative of the results for a full year and do not include all the notes typically included in an annual financial report prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") (the “IFRS Accounting Standards”) and present the financial position and the results of operations of On. Accordingly, this report is to be read in conjunction with the Company’s Annual Report on Form 20-F for the year ended December 31, 2025, filed with the SEC on March 3, 2026 (the “Annual Report”), which has been prepared in accordance with IFRS Accounting Standards.
The financial statements comprise the Company's financial statements as of and during the three months and six months ended June 30, 2026 and are presented in Swiss Francs (CHF), the Company's presentation currency.
Effective January 1, 2026, On Holding AG (the Group's parent company) and On AG (the Group's main trading entity) have changed their functional currency from the Swiss Franc (CHF) to the U.S Dollar (USD). These changes were accounted for prospectively and did not impact prior period financial statements. The Group’s presentation currency continues to be CHF, as it is the lawful currency of Switzerland, where On Holding AG is headquartered and domiciled, and where it is incorporated under Swiss law. Refer to note titled "6.6 Events after the balance sheet date" within the Company's 2025 Annual Report (available at www.sec.gov) for more information.
The material accounting policies, methods of computation, and presentation applied in the preparation of the financial statements are consistent with those applied in the Company’s Annual Report for the year ended December 31, 2025 except where specifically described.
Certain amounts included in this document may not add or recalculate due to rounding. With respect to financial information set out in this document, a dash (“—”) signifies that the relevant figure is available but is or has been rounded to zero.